20. Ordinary Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary Shares
20.	Ordinary Shares

On December 6, 2017, the Group enacted a one-for-ten reverse stock split as approved by the Group’s extraordinary general meeting. On November 12, 2018, the Group enacted a one-for-ten reverse stock split as approved by the Group’s extraordinary general meeting. All share and per share amounts in the consolidated financial statements have been retroactively restated to reflect the reverse stock split. The authorized shares of ordinary shares were 500,000,000 shares of a par value of $0.0001.

During the year ended December 31, 2019 and 2018, the Group issued 107,000 and 663,460 restricted ordinary shares to core management members and other management, respectively (see Note 22 Share-based Compensation).

On January 17, 2019, the Company announced the entry into share purchase agreements with certain existing shareholders (including certain key management personnel of the Company) and other investors, to purchase an aggregate of 6,600,000 ordinary shares of the Company at a price of US$1.16 per share, for a total consideration of $7,656. The transaction was closed as of April 12, 2019.

The issued ordinary share of the Company as of December 31, 2019 and 2018 was 14,621,125 shares and 7,914,125 shares, respectively.